NOTE 2 - GOING CONCERN	12 Months Ended
Dec. 31, 2018
Going Concern [Abstract]
NOTE 2 - GOING CONCERN

NOTE 2 – GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company had a net loss of $1,580,887 in 2018. During the same period, cash used in operating activities was $345,287. The working capital deficit, accumulated deficit and stockholders’ deficit as of December 31, 2018 was $469,082, $30,269,833 and $170,985, respectively. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report.

The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan, drive significant additional revenue and become profitable.

Management believes that the Company has reached the point where anticipated profitable operations from current backlog in the final quarter of the year will allow continuation as a going concern for a period of at least twelve months from the date these financial statements have been issued. The ability to recognize revenue and ultimately cash receipts is contingent upon, but not limited to, acceptable performance of the delivered services. If the Company is unable to complete on some of its revenue producing opportunities in the near term, the ability to continue as a going concern based on management’s assessment may be impacted.

While no assurance can be provided, management believes that these actions provide the opportunity for the Company to continue as a going concern and to grow its business and achieve profitability without the requirement to raise additional capital for existing operations although such additional capital is expected in the near future (see Note 16). Ultimately the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above which was put in place in 2018 and will continue in 2019 and beyond. As a result, we expect to generate sufficient revenue and to attain profitable operations with minimal cash use in the next 12 months. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.